UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
8/31/09 (Unaudited)

Key to holding's abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.3%)
Territory of GU Rev. Bonds (Section 30), Ser. A,
Guam Govt., 5 3/4s, 12/1/34	BBB-	$500,000	$490,810
			490,810

Ohio (90.8%)
Akron, G.O. Bonds, FSA, 5s, 12/1/25	AAA	1,005,000	1,073,471
Akron, Wtr. Wks. Rev. Bonds, NATL
6s, 12/1/12	AA-	875,000	961,170
5 1/4s, 12/1/17	Baa1	1,285,000	1,312,139
Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care),
Ser. B, 0.13s, 10/1/31	VMIG1	1,000,000	1,000,000
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	AAA	1,500,000	1,546,245
5s, 2/15/38	A1	1,500,000	1,502,010
Anthony Wayne Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/2s, 12/1/19	AAA	1,565,000	1,645,754
Barberton, City School Dist. G.O. Bonds (School
Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,484,256
Brookfield, Local School Dist. G.O. Bonds (School Fac.
Impt.), FSA, 5s, 1/15/26	AAA	1,000,000	1,078,580
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6s, 6/1/42	BBB	250,000	187,718
Ser. A-2, 5 3/4s, 6/1/34	BBB	6,000,000	4,686,720
Ser. A-2, 5 3/8s, 6/1/24	BBB	695,000	627,585
Ser. A-3, stepped coupon zero % (6.25%s, 12/1/12),
2037 (STP)	BBB	1,200,000	681,060
Canal Winchester, Local School Dist. G.O. Bonds, NATL,
zero %, 12/1/33	A3	1,180,000	306,375
Cincinnati, City School Dist. COP (School Impt.), FSA,
5s, 12/15/28	AAA	2,500,000	2,595,600
Cleveland, G.O. Bonds, Ser. A
AGO, 5s, 12/1/29	AAA	2,000,000	2,047,560
FGIC, NATL, 4 3/4s, 11/15/26	AA	1,790,000	1,818,730
Cleveland, Arpt. Syst. FRB, Ser. C, FSA, 5s, 1/1/23	AAA	1,500,000	1,533,120
Cleveland, Income Tax Rev. Bonds (Bridges & Roadways),
Ser. B, AGO, 5s, 10/1/29	AAA	1,000,000	1,051,200
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s,
12/1/27	AAA	1,375,000	1,423,579
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	AAA	2,400,000	2,508,432
Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL,
zero %, 11/15/25	AA-	3,000,000	1,365,090
Cleveland, Urban Renewal Increment Rev. Bonds (Rock &
Roll Hall of Fame), 6 3/4s, 3/15/18	B+/P	1,150,000	1,151,978
Columbus, City School Dist. G.O. Bonds, FSA, zero %,
12/1/27	AAA	1,895,000	820,649
Cuyahoga Cmnty., College Dist. Rev. Bonds, Ser. C, 5s,
8/1/25	Aa3	1,500,000	1,606,845
Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 0.13s, 1/1/16	VMIG1	1,545,000	1,545,000
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,300,000	1,474,564
Elyria, OH City School Dist. G.O. Bonds (Classroom
Fac. & School Impt.), XLCA, 5s, 12/1/35	A3	500,000	505,725
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A	1,000,000	845,030
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/22	A/P	1,170,000	1,046,156
Franklin Cnty., Rev. Bonds (OCLC Online Computer
Library Ctr.), 5s, 4/15/13	A	2,610,000	2,851,242
Franklin Cnty., Dev. Rev. Bonds (American Chemical
Society), 5.8s, 10/1/14	A+	2,000,000	2,024,960
Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South

Cmnty. Urban), 5 3/4s, 6/1/11 (Prerefunded)	BBB-/P	1,000,000	992,070
Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH
Presbyterian Svcs.), U.S. Govt. Coll., 7 1/8s, 7/1/29
(Prerefunded)	BBB	2,000,000	2,233,900
Hamilton Cnty., Rev. Bonds, Ser. B, AMBAC, zero %,
12/1/22	A2	500,000	247,835
Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland
Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	AA-	1,745,000	1,847,152
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC,
zero %, 12/1/24	A2	3,000,000	1,298,370
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA	1,500,000	1,563,720
Hamilton, City School Dist. G.O. Bonds (School Impt.),
FSA, 5s, 12/1/26	AAA	3,000,000	3,179,460
Huran Cnty., Human Svcs. Rev. Bonds, NATL, 6.55s,
12/1/20	AA-	1,800,000	2,155,050
Kings, Local School Dist. G.O. Bonds (School Impt.),
NATL, 5s, 12/1/27	AA	750,000	785,010
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	850,000	830,790
Lakewood, City School Dist. G.O. Bonds
FGIC, NATL, zero %, 12/1/17	Aa3	1,190,000	888,168
FSA, zero %, 12/1/16	AAA	1,250,000	1,000,288
Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10	Aa1	1,000,000	1,070,110
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds
(Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	BBB	1,095,000	1,084,751
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H,
AGO, 5s, 2/1/29	AAA	2,000,000	2,028,020
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/17	A3	1,250,000	1,167,100
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s,
11/1/17	A	2,535,000	2,638,276
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. D, 6 1/4s, 10/1/33	Aa2	1,000,000	1,078,920
Mount Healthy, City School Dist. G.O. Bonds (School
Impt.), FSA, 5 1/4s, 12/1/22	Aa3	1,105,000	1,226,672
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	665,000	663,584
(Res. Dev.), Ser. A, GNMA Coll., 4.6s, 9/1/28	Aaa	25,000	25,000
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s,
3/1/15	Aaa	420,000	412,700
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	AAA/P	15,000	8,763
OH State Rev. Bonds
Ser. A, 5s, 10/1/22	AA-	3,090,000	3,298,513
(Revitalization), Ser. A, AMBAC, 5s, 4/1/19	AA-	1,750,000	1,882,755
OH State Air Quality Dev. Auth. FRB (Columbus Southern
Pwr. Co.), Ser. B, 5.8s, 12/1/38	BBB	500,000	508,720
OH State Air Quality Dev. Auth. Mandatory Put Bonds
(OH Pwr.), 7 1/8s, 6/1/10	A3	500,000	515,410
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	693,308
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 5.05s, 7/1/16	A1	2,000,000	2,101,100
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,175,660
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,148,930
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,022,450
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,570,920
OH State Higher Edl. Fac. VRDN (Case Western Reserve),
Ser. B-2, 0.13s, 12/1/44	VMIG1	1,800,000	1,800,000
OH State Higher Edl. Fac. Commn. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	2,000,000	2,054,880
(John Carroll U.), 5 1/2s, 11/15/18	A2	335,000	357,030
(John Carroll U.), 5 1/2s, 11/15/17	A2	420,000	447,619
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,018,400
(Northern U.), 4 3/4s, 5/1/19	A3	2,500,000	2,509,225
OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.)
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s,
9/1/33	Aaa	1,990,000	2,022,437
Ser. L, GNMA Coll., FNMA Coll., 4 3/4s, 3/1/37	Aaa	1,585,000	1,390,108
OH State Poll. Control Rev. Bonds (Standard Oil Co.),
6 3/4s, 12/1/15	Aa1	3,350,000	4,077,352
OH State U. Rev. Bonds, Ser. A
5 1/8s, 12/1/31	Aa2	1,000,000	1,020,420
5s, 12/1/27	Aa2	1,000,000	1,063,860
OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds
(Wtr. Quality), Ser. B, zero %, 12/1/14	Aaa	1,000,000	864,310
OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory
Put Bonds (First Energy Generation), Ser. C, 7 1/4s,
11/1/12	Baa2	500,000	537,915
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,000,000	864,920
OH U. Gen. Recipients Athens Rev. Bonds, NATL, 5s,
12/1/25	AA-	2,265,000	2,307,899
Powell, G.O. Bonds, FGIC, NATL, 5 1/2s, 12/1/25	AA+	1,500,000	1,550,640
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,144,000
River Valley, Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/4s, 11/1/23	Aa2	300,000	351,969
Sandusky Cnty., Hosp. Fac. Rev. Bonds (Memorial
Hosp.), 5.15s, 1/1/10	BBB-	830,000	830,606
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	2,250,000	2,147,130
South Western City, School Dist. G.O. Bonds (Franklin
& Pickway Cnty.), FSA, 4 3/4s, 12/1/23	AAA	2,000,000	2,103,700
Summit Cnty., G.O. Bonds, Ser. R, FGIC, NATL, 5 1/2s,
12/1/18	Aa2	500,000	592,255
Sylvania, City School Dist. G.O. Bonds (School Impt.),

AGO, 5s, 12/1/27	AAA	1,500,000	1,553,445
Tallmadge, City School Dist. G.O. Bonds (School Fac.),
FSA, 5s, 12/1/26	AAA	1,410,000	1,483,123
Toledo, G.O. Bonds (Macys), Ser. A, NATL, 6.35s,
12/1/25	AA-	1,500,000	1,500,240
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	A	2,405,000	2,760,892
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	A	965,000	1,033,332
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	1,900,000	2,045,350
Twin Valley, Cmnty. Local School Dist. Rev. Bonds,
FGIC, NATL, 7.05s, 12/1/11	AA-	785,000	818,543
U. of Cincinnati COP (Jefferson Ave. Residence Hall),
NATL, 5 1/8s, 6/1/28	AA-	1,000,000	1,002,250
Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aa1	1,320,000	1,402,315
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s,
12/1/14	A	2,650,000	2,948,125
Youngstown State U. Rev. Bonds, AGO, 5 1/4s, 12/15/29	AAA	500,000	523,330
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S.
Govt. Coll.
7 3/8s, 10/1/21 (Prerefunded)	AAA/P	220,000	288,103
7 3/8s, 10/1/20 (Prerefunded)	AAA/P	205,000	268,460
7 3/8s, 10/1/19 (Prerefunded)	AAA/P	185,000	242,269
7 3/8s, 10/1/18 (Prerefunded)	AAA/P	180,000	235,721
7 3/8s, 10/1/17 (Prerefunded)	AAA/P	160,000	209,530
7 3/8s, 10/1/16 (Prerefunded)	AAA/P	155,000	202,982
			139,226,703

Puerto Rico (7.0%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	525,000	525,935
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	Baa3	1,000,000	967,260
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	1,000,000	998,450
6s, 7/1/38	Baa3	3,350,000	3,361,055
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	155,000	154,727
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. W, 5 1/2s, 7/1/15	BBB+	1,000,000	1,044,960
Ser. G, 5s, 7/1/33	BBB	100,000	84,426
Ser. G, 5s, 7/1/33 (Prerefunded)	Aaa	195,000	220,838
Ser. K, 5s, 7/1/13	BBB	500,000	515,765
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,006,080
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	1,000,000	1,010,510
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	AA	500,000	502,330
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, NATL, zero %, 8/1/43	AA-	3,000,000	374,635
			10,766,971

Virgin Islands (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/21	Baa3	675,000	597,935

			597,935

TOTAL INVESTMENTS

Total investments (cost $146,922,133) (b)			$151,082,419

NOTES

(a) Percentages indicated are based on net assets of $153,413,783.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $146,922,133, resulting in gross unrealized appreciation and depreciation of $6,733,708 and $2,573,422, respectively, or net unrealized appreciation of $4,160,286.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at August 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2009 (as a percentage of net assets):

Local Government	29.3%
Education	14.2
Utilities	12.9

The fund had the following insurance concentrations greater than 10% at August 31, 2009 (as a percentage of net assets):

FSA	14.4%
NATL	14.1

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$151,082,419	$--

Totals by level	$--	$151,082,419	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2009